EATON VANCE TAX-MANAGED GROWTH FUND 1.1 EATON VANCE TAX-MANAGED GROWTH FUND 1.2 Supplement to Prospectus dated May 1, 2007

Yana Barton and Michael A. Allison have joined Duncan
W. Richardson and Lewis R. Piantedosi as portolio
managers of Tax-Managed Growth Portfolio. Ms. Barton
and Mr. Allison each manage other Eaton Vance
portfolios. Both are Vice Presidents of Eaton Vance and
have been employed with Eaton Vance for more than five
years.

March 1, 2008	COMBTMGPS

EATON VANCE TAX-MANAGED GROWTH FUND 1.1 EATON VANCE TAX-MANAGED GROWTH FUND 1.2 Supplement to Statement of Additional Information dated May 1, 2007

1. The following replaces the first sentence of the first paragraph in "Portfolio Manager" under "Investment Advisory and Administrative Services".

Portfolio Manager. The portfolio managers of the Portfolio are Duncan W. Richardson, Lewis R. Piantedosi, Michael A. Allison and Yana Barton.

1. The following is added to the tables in "Portfolio Manager" under "Investment Advisory and Administrative Services".

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts(1)	Paying a Performance Fee	Paying a Performance Fee(1)
Michael A. Allison(2)
Registered Investment Companies	4	$13,908.0	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0
Yana Barton(2)
Registered Investment Companies	1	$ 4,558.4	0	$0
Other Pooled Investment Vehicles	2	$ 650.7	0	$0
Other Accounts	2	$ 750.5	0	$0

(1)	In millions of dollars. For registered investment companies, assets represent net assets of all open-end investment companies and gross assets of all closed-end investment companies.
(2)	As of January 31, 2008.

Aggregate Dollar Range of Equity
	Dollar Range of Equity Securities	Securities Owned in all Registered Funds in
Fund Name and Portfolio Manager	Owned in the Fund	the Eaton Vance Family of Funds
Tax-Managed Growth 1.1(1)
Michael A. Allison	None	$500,001 - $1,000,000
Yana Barton	$1 - $10,000	$100,001 - $500,000
Tax-Managed Growth 1.2(1)
Michael A. Allison	None	$500,001 - $1,000,000
Yana Barton	None	$100,001 - $500,000

(1) As of January 31, 2008.

March 1, 2008